SCHEDULE OF OPERATING LEASES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Lease
Operating lease right-of-use assets	$ 123,170	$ 85,662
Operating lease liability - current	42,277	85,082
Operating lease liability - non-current	82,674	363
Total	$ 124,951	$ 85,445